Loan from the European Investment Bank (“Eib”) (Tables)	12 Months Ended
Dec. 31, 2023
Loan From The European Investment Bank Eib [Abstract]
Schedule of Contractual Payments of Principal and Interest in the Following Years	Contractual payments of principal and interest in the following years ($ in thousand) are as follows:
Year	2024	2025	2026	2027	2028	Total
Amount	$221	$221	$1,696	$1,622	$1,549	$5,309

Schedule of the Liability Presented in the Balance Sheets is Comprised	The liability presented in the balance sheets is comprised as follows ($ in thousand):
	Effective interest rate	December 31
	%	2023	2022
Loan component*	6.84	4,172	3,965
Royalties’ component	15.52	289	290
		4,461	4,255